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Ameritas Life Insurance Corp.
5900 "O" Street / Lincoln, NE  68510


May 1, 2013

                                               Transmitted via EDGAR on 5-1-2013

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Attention: Filing Desk


RE:      Ameritas Life Insurance Corp. (Depositor)
         Ameritas Life Insurance Corp. Separate Account LLVL (1940 Act No. 811-08868) (Registrant)
         Ameritas Advisor VUL(SM) (1933 Act No. 333-151912)
         Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1 2013, for Ameritas Variable Separate Account LLVL ("Separate Account"), File No. 333-151912, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Life Insurance Corp., on behalf of the Separate Account, hereby certifies that:

     1. The form of prospectus that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 6 to the Separate Account's registration statement for File No. 333-151912 on Form N-6 filed with the SEC April 25, 2013; and

     2. The text of Post-Effective Amendment No. 6 to the Separate Account's registration statement for File No. 333-151912 on Form N-6 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers
Vice President & Associate General Counsel,
Variable Contracts & AIC